Income Tax (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax
Schedule of components of income (loss) before income taxes

	Year Ended December 31,
	2021	2022	2023
	$	$	$
Loss before income taxes:
PRC	(148,696,060)	(99,596,774)	(54,239,842)
Outside of PRC	(14,711,876)	(2,197,049)	(3,314,311)

Total	(163,407,936)	(101,793,823)	(57,554,153)

Schedule of expenses (benefits) for income taxes

	Year Ended December 31,
	2021	2022	2023
	$	$	$
Current Tax
PRC	(1,409,996)	(32,295,286)	(24,342,764)
Outside of PRC	4,895	276	2,075

	(1,405,101)	(32,295,010)	(24,340,689)

Deferred Tax
PRC	(12,092,683)	20,174,775	22,559,108
Outside of PRC	—	—	—

	(12,092,683)	20,174,775	22,559,108

Income tax benefits	(13,497,784)	(12,120,235)	(1,781,581)

Schedule of principal components of the deferred income tax assets/liabilities

	As of December 31,
	2022	2023
	$	$
Deferred tax assets:
Accrued salary expenses	2,792,431	1,330,327
Bad debt provision	29,096,796	24,530,121
Net operating loss carry-forwards	24,801,075	15,226,856
Advertising expenses	1,013,274	413,645
Accrued expense	8,862,609	7,471,246
Others	508,950	41,955
Gross deferred tax assets	67,075,135	49,014,150
Valuation allowance	(41,617,648)	(49,014,150)
Total deferred tax assets	25,457,487	—

Deferred tax liabilities:
Intangible assets from acquisition and other assets	3,517,837	824,771
Total deferred tax liabilities	3,517,837	824,771

Schedule of movement of the valuation allowance

	Year Ended December 31,
	2021	2022	2023
	$	$	$
Balance as of January 1	(5,714,480)	(26,732,045)	(41,617,648)
Reversal/(Additions)	(20,905,451)	(17,978,965)	(8,158,994)
Write-offs	393,251	138,479	—
Changes due to exchange rate translation	(505,365)	2,954,883	762,492
Balance as of December 31	(26,732,045)	(41,617,648)	(49,014,150)

Schedule of reconciliation between the provision for income tax computed by applying the statutory tax rate to income before income taxes and the actual provision for income taxes

	Year Ended December 31,
	2021	2022	2023
PRC income tax rate	25.00%	25.00%	25.00%
Share based compensation expenses not deductible for tax purposes	(0.25)%	(0.45)%	(0.77)%
Other expenses not deductible for tax purposes	0.17%	0.30%	(0.03)%
Effect of tax holiday	(5.29)%	(5.15)%	(4.97)%
Effect of different tax rate of subsidiary operation in other jurisdiction	(2.00)%	(0.09)%	(0.68)%
Valuation allowance movement	(12.37)%	(8.17)%	(15.46)%
Withholding tax	3.01%	0.48%	—%
	8.27%	11.92%	3.09%

Schedule of the aggregate amount and per share effect of the tax holiday

	Year Ended December 31,
	2021	2022	2023
	$	$	$
The aggregate dollar effect	(8,646,324)	(5,247,214)	(2,862,485)
Per ADS effect—basic	(0.63)	(0.38)	(0.21)
Per ADS effect—diluted	(0.63)	(0.38)	(0.21)